INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

7.INTANGIBLE ASSETS

In 2019, the Company and Hydro-Quebec (“HQ”) signed a licence agreement by which the Company is allowed to use HQ’s patented technologies for the micronization, spheronization, purification and natural graphite coating to serve the lithium-ion battery market. The Company paid US $2 million ($2,562) for the use of the patents which have different expiry dates between October 24, 2021, to June 7, 2028. The licence was capitalized as an intangible asset and will be amortized over the life of the underlying patents.

	Software	Licenses	Total
	$	$	$
COST
Balance as at January 1, 2021	16	2,562	2,578
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,604	1,604
ACCUMULATED DEPRECIATION
Balance as at January 1, 2021	16	1,643	1,659
Amortization	—	438	438
Write-off of assets	(16)	(958)	(974)
Balance as at December 31, 2021	—	1,123	1,123
Net book value as at December 31, 2021	—	481	481

	Software	Licenses	Total
	$	$	$
COST
Balance as at January 1, 2020	16	2,562	2,578
Balance as at December 31, 2020	16	2,562	2,578
ACCUMULATED DEPRECIATION
Balance as at January 1, 2020	7	1,045	1,052
Amortization	9	597	606
Balance as at December 31, 2020	16	1,642	1,658
Net book value as at December 31, 2020	—	920	920